Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 16, 2024
Entity Registrant Name	Innovator ETFs Trust
Entity Central Index Key	0001415726
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 16, 2024
Document Effective Date	Aug. 29, 2024
Prospectus Date	Sep. 03, 2024
Innovator U.S. Small Cap Power Buffer ETF - September | Innovator U.S. Small Cap Power Buffer ETF - September
Prospectus:
Trading Symbol	KSEP